INVESTMENTS - Schedule of Allowance for Expected Credit Losses of Fixed Maturity Available-for-sale Debt Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance at beginning of year	$ 409
(Recovery) addition for current year allowance for expected credit losses	(176)	$ 56	$ 158
Balance at end of year	233	409
Corporate bonds
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Balance at beginning of year	409	353
(Recovery) addition for current year allowance for expected credit losses	(176)	56
Balance at end of year	$ 233	$ 409	$ 353